Putnam
Japan
Fund

SEMIANNUAL REPORT
February 28, 1997

[LOGO: BOSTON * LONDON * TOKYO]



The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/97. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/97.



Portfolio of investments owned
February 28, 1997 (Unaudited)


COMMON STOCKS  (98.8%) *
NUMBER OF SHARES                                                                                    VALUE

Automotive  (7.6%)
---------------------------------------------------------------------------------------------------------
        15,000   Fuji Heavy Industries +                                                   $       71,857
         6,000   Koito Manufacturing Co., Ltd.                                                     40,740
        12,000   NHK Spring Co., Ltd.                                                              42,989
         4,000   Suzuki Motor Co., Ltd.                                                            37,657
                                                                                           --------------
                                                                                                  193,243

Building and Construction  (4.7%)
---------------------------------------------------------------------------------------------------------
         8,000   INAX Corp.                                                                        52,987
        14,000   Kumagai Gumi Co., Ltd.                                                            22,161
        10,000   Taisei Corp.                                                                      43,323
                                                                                           --------------
                                                                                                  118,471

Chemicals  (2.1%)
---------------------------------------------------------------------------------------------------------
         4,000   Mitsui Petrochemical Industries                                                   18,462
        10,000   Toa Gosei Co., Ltd.                                                               35,491
                                                                                           --------------
                                                                                                   53,953

Conglomerates  (2.0%)
---------------------------------------------------------------------------------------------------------
        10,000   Itochu Corp.                                                                      49,488

Consumer Non-Durables  (5.5%)
---------------------------------------------------------------------------------------------------------
            12   Japan Tobacco, Inc.                                                               80,980
         7,000   Kuraray Co., Ltd.                                                                 58,319
                                                                                           --------------
                                                                                                  139,299

Electronics and Electrical Equipment  (14.7%)
---------------------------------------------------------------------------------------------------------
         9,000   Hitachi, Ltd.                                                                     77,981
        16,000   Mitsubishi Electric Corp.                                                         90,377
         7,000   NEC Corp.                                                                         81,646
         6,000   Oki Electric Industry Co., Ltd.                                                   31,792
        16,000   Toshiba Corp.                                                                     90,644
                                                                                           --------------
                                                                                                  372,440

Food and Beverages  (3.8%)
---------------------------------------------------------------------------------------------------------
         9,000   Kirin Brewery Co., Ltd.                                                           77,231
         2,000   Yakult Honsha                                                                     20,328
                                                                                           --------------
                                                                                                   97,559

Insurance and Finance  (25.6%)
---------------------------------------------------------------------------------------------------------
        12,000   Akita Bank Ltd.                                                                   66,083
         7,000   Chuo Trust & Banking Co., Ltd.                                                    43,797
         3,000   Fuji Fire & Marine Insurance                                                      10,747
        12,000   Joyo Bank                                                                         60,085
        21,000   Keiyo Bank                                                                        85,904
        14,000   Mitsui Marine & Fire Insurance Co., Ltd. (The)                                    74,648
         4,000   Nippon Shinpan Co.                                                                16,996
        16,000   Nissan Fire & Marine Insurance Co.                                                64,117
         2,000   Orix Corp.                                                                        84,979
         4,000   Sanwa Bank Ltd.                                                                   46,322
        10,000   Tokio Marine & Fire Insurance Co., Ltd. (The)                                     95,809
                                                                                           --------------
                                                                                                  649,487

Metals and Mining  (6.2%)
---------------------------------------------------------------------------------------------------------
         4,000   Hitachi Metals Ltd.                                                               27,993
        25,000   Kawasaki Steel Corp.                                                              67,275
         4,000   Nippon Yakin Kogyo Co.                                                             9,064
        22,000   Sumitomo Metal Industries Ltd.                                                    52,787
                                                                                           --------------
                                                                                                  157,119

Oil and Gas  (2.2%)
---------------------------------------------------------------------------------------------------------
        14,000   Cosmo Oil Co., Ltd.                                                               54,820

Paper and Forest Products  (2.4%)
---------------------------------------------------------------------------------------------------------
        13,000   Nippon Paper Industries Co., Ltd.                                                 61,301

Pharmaceuticals and Biotechnology  (0.7%)
---------------------------------------------------------------------------------------------------------
         3,000   Shionogi & Co., Ltd.                                                              18,770

Photography  (5.0%)
---------------------------------------------------------------------------------------------------------
         6,000   Canon, Inc.                                                                      125,969

Retail  (1.4%)
---------------------------------------------------------------------------------------------------------
         1,000   Aoki International Co., Ltd.                                                      18,329
         2,000   Seiyu Ltd.                                                                        17,329
                                                                                           --------------
                                                                                                   35,658

Specialty Consumer Products  (1.3%)
---------------------------------------------------------------------------------------------------------
        17,000   Renown Inc. +                                                                     33,992

Utilities  (13.6%)
---------------------------------------------------------------------------------------------------------
         5,000   Chubu Electric Power, Inc.                                                        88,728
         3,000   Hokuriku Electric Power Co.                                                       51,987
         3,000   Kansai Electric Power Co., Inc.                                                   54,736
         4,000   Kyushu Electric Power Inc.                                                        69,649
            11   Nippon Telegraph and Telephone Corp.                                              78,721
                                                                                           --------------
                                                                                                  343,821
---------------------------------------------------------------------------------------------------------
                 Total Investments  (cost $3,257,390) ***                                      $2,505,390
---------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $2,535,917.

*** The aggregate identified cost on a tax basis is $3,257,569, resulting in gross unrealized appreciation and depreciation of $15,849 and $768,028, respectively, or net unrealized depreciation of $752,179.

  + Non-income-producing security.




----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at February 28, 1997 (Unaudited)

                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Appreciation
----------------------------------------------------------------------------------------
Japanese Yen                    $   268,654   $    280,764      Apr 97         $  12,110
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,257,390) (Note 1)                                                    $2,505,390
---------------------------------------------------------------------------------------------------
Cash                                                                                         33,884
---------------------------------------------------------------------------------------------------
Dividends receivable                                                                          1,111
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                          538
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                               12,110
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,333
---------------------------------------------------------------------------------------------------
Total assets                                                                              2,556,366

Liabilities
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  1,233
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                    1,049
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                  157
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      7
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Payable for auditing fees                                                                    10,500
---------------------------------------------------------------------------------------------------
Payable for report to shareholders                                                            2,343
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                        1,498
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            20,449
---------------------------------------------------------------------------------------------------
Net assets                                                                               $2,535,917

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $3,308,065
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                    (3,383)
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments and
foreign currency transactions (Note 1)                                                      (28,829)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                          (739,936)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $2,535,917

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value per share ($2,535,917 divided by 392,019 shares)                              $6.47
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $6.47)*                                                $6.86
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,901)                                                 $  10,770
--------------------------------------------------------------------------------------------------
Interest                                                                                       293
--------------------------------------------------------------------------------------------------
Total investment income                                                                     11,063

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            11,577
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               2,944
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                              923
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                20
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 161
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      3,259
--------------------------------------------------------------------------------------------------
Registration fees                                                                               29
--------------------------------------------------------------------------------------------------
Auditing                                                                                    15,211
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,178
--------------------------------------------------------------------------------------------------
Postage                                                                                        324
--------------------------------------------------------------------------------------------------
Other                                                                                            4
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (15,775)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              20,855
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (1,301)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                19,554
--------------------------------------------------------------------------------------------------
Net investment loss                                                                         (8,491)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                           (67,007)
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 38,946
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                        18,500
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                              (454,419)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                   (463,980)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                     $(472,471)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                        For the period
                                                                                                           December 28
                                                                                                         (commencement
                                                                                  Six months ended   of operations) to
                                                                                       February 28           August 31
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                     $    (8,491)       $    (9,426)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       (28,061)           114,878
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                                      (435,919)          (304,017)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                       (472,471)          (198,565)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (29,097)                --
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                       (72,177)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                            89,919            218,308
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    (483,826)            19,743

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       3,019,743          3,000,000
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net
investment income of $3,383 and $34,205, respectively)                                   $2,535,917         $3,019,743
----------------------------------------------------------------------------------------------------------------------
* Unaudited.

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                            Six months
                                                                                 ended    For the period
Per-share                                                                  February 28    Dec. 28, 1995+
operating performance                                                      (unaudited)      to August 31
--------------------------------------------------------------------------------------------------------
                                                                                  1997              1996
--------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                              $7.97             $8.50
--------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                           (.02)             (.02)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                              (1.21)             (.51)
--------------------------------------------------------------------------------------------------------
Total from
investment operations                                                            (1.23)             (.53)
--------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------
From net
investment income                                                                 (.08)               --
--------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                    (.19)               --
--------------------------------------------------------------------------------------------------------
Total distributions                                                               (.27)               --
--------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                    $6.47             $7.97
--------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                       (15.77)*           (6.24)*
--------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                  $2,536            $3,020
--------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                       .72*              .98*
--------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(c)                                                      (.29)*            (.29)*
--------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                           41.29*            46.39*
--------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                        $.0450           $.0508
--------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses for the fund for the period ended February 28, 1997, and August 31, 1996, reflect a reduction of $0.04 and $0.04 per share, respectively.




Notes to financial statements
February 28, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Japan Fund (the "fund") is one of a series of Putnam Investments Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks and equity securities, including securities convertible into common stocks or other equity securities, of Japanese companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principle exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value and other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period.

The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1997, fund expenses were reduced by $1,301 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursued to the plan.

For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received no commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the six months ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,210,306 and $1,146,438, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                        February 28, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                         226,926      $ 1,777,028
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        14,169          101,162
------------------------------------------------------------
                                    241,095        1,878,190

Shares
repurchased                        (227,884)      (1,788,271)
------------------------------------------------------------
Net increase                         13,211       $   89,919
------------------------------------------------------------

                                          For the period
                                       December 28, 1995
                                        (commencement of
                                          operations) to
                                         August 31, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                         232,144      $ 1,985,263
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                    232,144        1,985,263

Shares
repurchased                        (206,277)      (1,766,955)
------------------------------------------------------------
Net increase                         25,867      $   218,308
------------------------------------------------------------

At February 28, 1997, Putnam Management owned 366,189 shares of the fund (93.41% of shares outstanding), valued at $2,369,243.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Anthony W. Regan
Vice President

Robert Swift
Vice President and Fund Manager

David K. Thomas
Vice President and Fund Manager

William n. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Japan Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at the Putnam Investments website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

32132-2AWA      2/97